Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk management and strategy

We have an information security program designed to identify, protect, detect, respond to and manage reasonably foreseeable cybersecurity risks and threats. To protect our information systems from cybersecurity threats, we use various security tools that help prevent, identify, escalate, investigate, resolve and recover from identified vulnerabilities and security incidents in a timely manner. These include, but are not limited to, internal reporting, monitoring and detection tools, and a bug bounty program to allow security researchers to assist us in identifying vulnerabilities in our products before they are exploited by malicious threat actors. We rely on the third parties we use to implement security programs commensurate with their risk; we cannot, however, ensure in all circumstances that their efforts will be successful.

We regularly assess risks from cybersecurity and technology threats and monitor our information systems for potential vulnerabilities. We believe we follow industry best practices by collaborating closely with our cloud providers, who continuously assess our infrastructure security and assist in mitigating any risks according to market standards. We conduct regular reviews and tests of our information security program. We also engage an external auditor to conduct an annual audit to ensure that our information security management system aligns with the most recent information security best practices, as defined by ISO/IEC 27001: 2022 and SOC 2 Type 2 guidelines.

Our systems periodically experience directed attacks intended to lead to interruptions and delays in our service and operations as well as loss, misuse or theft of personal information (of third parties, employees, and our customers) and other data, confidential information or intellectual property, and we have experienced an unauthorized release of certain digital content assets. However, to date these incidents have not had a material impact on our service, systems or business. Any significant disruption to our service or access to our systems could result in a loss of customers and adversely affect our business and results of operations. Further, a penetration of our systems or a third-party’s systems or other misappropriation or misuse of personal information could subject us to business, regulatory, litigation and reputation risk, which could have a negative effect on our business, financial condition and results of operations. See “Risk Factors– Risks Related to Our Intellectual Property, Information Technology, Data Privacy and Security– Our internal computer and information technology systems, or those of our vendors, users or contractors, have been and may in the future be subject to cyberattacks or security incidents.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

We have an information security program designed to identify, protect, detect, respond to and manage reasonably foreseeable cybersecurity risks and threats. To protect our information systems from cybersecurity threats, we use various security tools that help prevent, identify, escalate, investigate, resolve and recover from identified vulnerabilities and security incidents in a timely manner. These include, but are not limited to, internal reporting, monitoring and detection tools, and a bug bounty program to allow security researchers to assist us in identifying vulnerabilities in our products before they are exploited by malicious threat actors. We rely on the third parties we use to implement security programs commensurate with their risk; we cannot, however, ensure in all circumstances that their efforts will be successful.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our Board of Directors has overall responsibility for overseeing the governance of our company, and, accordingly, our information security program. It has delegated to the product, AI and technology committee of the Board responsibility to ensure the Board is informed of material risks and relevant mitigation strategies, including but not limited to cybersecurity, data privacy, and ethical technology practices. Management reports regularly about cybersecurity to that committee and the Chairperson of the audit committee. From time to time, as necessary and appropriate, management will report information to the Board discussing cybersecurity risks and the steps taken to mitigate such risks.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Board of Directors
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	From time to time, as necessary and appropriate, management will report information to the Board discussing cybersecurity risks and the steps taken to mitigate such risks.
Cybersecurity Risk Role of Management [Text Block]

We have engaged a chief information security officer, or CISO-as-a-service, and he and our Director of IT, Security and SRE lead our global information security efforts and are responsible for overseeing our information security program. The steering committee for our global information security program includes each of them, our Chief Technology Officer who oversees our research and development function and a Senior IT Engineer focused on IT security, each of whom possesses experience in regards to infrastructure, physical security and best practices. In addition, the committee includes other senior management members, including our CFO, VP HR, General Counsel and CEO, who oversees our cybersecurity plans and procedures.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	chief information security officer
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	our Chief Technology Officer who oversees our research and development function and a Senior IT Engineer focused on IT security, each of whom possesses experience in regards to infrastructure, physical security and best practices.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	From time to time, as necessary and appropriate, management will report information to the Board discussing cybersecurity risks and the steps taken to mitigate such risks.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true